STATEMENT OF CASH FLOWS (Q1)	3 Months Ended
Mar. 31, 2021 USD ($)
Operating activities:
Net income	$ 1,400,755
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Provision for current expected credit losses	66,100
Change in unrealized gains / (losses) on loans at fair value, net	144,402
Accretion of deferred loan original issue discount and other discounts	(707,751)
Stock-based compensation	1,599,115
PIK interest	(559,004)
Changes in operating assets and liabilities:
Interest reserve	(82,266)
Interest receivable	(278,012)
Prepaid expenses and other assets	67,971
Accrued management fees, net	654,535
Accrued direct administrative expenses	(185,104)
Accounts payable and other liabilities	250,044
Net cash provided by / (used in) operating activities	2,370,785
Cash flows from investing activities:
Issuance of and fundings on loans	(7,096,075)
Proceeds from sales of Assigned Rights	103,302
Principal repayment of loans	107,717
Net cash provided by / (used in) investing activities	(6,885,056)
Cash flows from financing activities:
Proceeds from sale of common stock	127,003,125
Payment of offering costs	(3,093,836)
Dividends paid	(2,224,866)
Net cash provided by / (used in) financing activities	121,684,423
Change in cash, cash equivalents and restricted cash	117,170,152
Cash, cash equivalents and restricted cash, beginning of period	9,623,820
Cash, cash equivalents and restricted cash, end of period	126,793,972
Supplemental disclosure of non-cash financing and investing activity:
Interest reserve withheld from funding of loan	2,000,000
Sale of Assigned Rights	1,104,914
Supplemental information:
Interest paid during the period	0
Income taxes paid during the period	$ 0